SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Jun. 30, 2026	Feb. 28, 2026	Feb. 28, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Warrants to purchase shares	4,759,080			4,304,426	4,162,565	3,980,704	3,368,834
Convertible Debenture Agreement [Member]
Subsequent Event [Line Items]
Convertible debt		$ 2,000	$ 1,000
Annual interest rate		15.00%	15.00%
Warrants to purchase shares		181,861	181,861
Share price		$ 0.01	$ 0.01
Common stock terms of conversion, description		The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Subsequent Event [Member] | Convertible Debenture Agreement [Member]
Subsequent Event [Line Items]
Convertible debt	$ 3,000	$ 2,000
Annual interest rate	15.00%	15.00%
Warrants to purchase shares	272,793	181,861
Share price	$ 0.01	$ 0.01
Common stock terms of conversion, description	The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.